Document and Entity Information	Oct. 29, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	NEWMARKET CORP
Amendment Flag	false
Entity Central Index Key	0001282637
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	1-32190
Entity Tax Identification Number	20-0812170
Entity Address, Address Line One	330 South Fourth Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	788-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	NEU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA